Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Deferred tax assets:
Asbestos liability	$ 382.9	$ 356.6
Other provisions and accruals	37.7	52.8
Net operating loss carryforwards	25.5	24.2
Foreign tax credit carryforwards	126.1	107.5
Total deferred tax assets	572.2	541.1
Valuation allowance	(129.6)	(110.4)
Total deferred tax assets net of valuation allowance	442.6	430.7
Deferred tax liabilities:
Depreciable and amortizable assets	(81.6)	(130.0)
Other	(14.6)	(12.0)
Total deferred tax liabilities	(96.2)	(142.0)
Total deferred taxes, net	$ 346.4	$ 288.7